Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  CassidyLaw@aol.com



Telephone: 202/387-5400              Fax:  949/673-4525

                    September 30, 2013


United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re:  Trail Run Acquisition Corporation

Gentlemen:

     I attach for filing the Trail Run registration statement on Form 10-12g. We are simultaneously filing additional identical registration statements on Forms 10-12g namely:

		Apple Run Acquisition Corporation
		Berry  Run Acquisition Corporation
		Cherry Run Acquisition Corporation
		Fig Run Acquisition Corporation
		Jam Run Acquisition Corporation
		Peach Run Acquisition Corporation
		Pear Run Acquisition Corporation
		Plum Run Acquisition Corporation
		Orange Run Acquisition CorporatiON
		Quince Run Acquisition Corporation

		Cloud Run Acquisition Corporation
		Hill Run Acquisition Corporation
		Path Run Acquisition Corporation
		Pebble  Run Acquisition Corporation
		River Run Acquisition Corporation
		Rock Run Acquisition Corporation
		Sky Run Acquisition Corporation
		Storm Run Acquisition Corporation
		Thunder Run Acquisition Corporation



	                         Sincerely,



	                         /s/ James Cassidy

				  Cell phone:  202-744-2929